UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06721

BlackRock Insured Municipal 2008 Term Trust, Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal 2008 Term Trust, Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS-135.2%
			Alabama—2.1%
AAA	$ 2,410		Auburn Univ., 5.00%, 4/01/09, AMBAC	No Opt. Call	$ 2,550,479
AAA	6,555		Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	6,760,827

					9,311,306

			Alaska—0.9%
AAA	4,000		Anchorage, GO, Ser. B, 3.75%, 7/01/09, MBIA	No Opt. Call	4,068,320

			Arizona—2.1%
AAA	4,000		Chandler, GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,648,160
AAA	1,000		Phoenix Str. & Hwy., 4.25%, 7/01/09, FGIC	No Opt. Call	1,035,970
AAA	4,200		Pima Cnty. Str. & Hwy., 4.125%, 7/01/09, FGIC	07/08 @ 101	4,332,720

					9,016,850

			California—2.3%
			Dept. of Wtr. Res. Pwr. Sply. Rev.,
AAA	5,000		Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	5,014,050
AAA	5,000		Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	5,041,000

					10,055,050

			Colorado—2.5%
AAA	2,000		E-470 Pub. Hwy. Auth., Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,593,940
AAA	1,000		El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	998,780
AAA	6,965		Regl. Transp. Dist., COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,241,719
AAA	1,000		Thornton, COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	1,000,270

					10,834,709

			Delaware—0.2%
AAA	650		Delaware River & Bay Auth., 3.25%, 1/01/09, MBIA	No Opt. Call	650,176

			District of Columbia—3.1%
			Dist. of Columbia, GO,
AAA	195	[3]	Ser. B, 5.50%, 6/01/09, FSA	ETM	210,908
AAA	2,605		Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,798,864
AAA	10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,585,900

					13,595,672

			Florida—4.7%
AAA	2,280		Broward Cnty. Sch. Brd., COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,361,191
AAA	13,890		Dept. of Env. Protection Presvtn., Ser. B, 5.00%, 7/01/09, MBIA	No Opt. Call	14,763,820
AAA	1,300		Palm Beach, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,373,437
AAA	2,080		Tampa Wtr. & Swr., 5.50%, 10/01/08, FSA	No Opt. Call	2,219,609

					20,718,057

			Georgia—5.9%
AAA	5,000		Georgia, GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,402,050
AAA	20,000		Monroe Cnty., PCR, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,432,000

					25,834,050

			Hawaii—3.8%
			Hawaii, GO,
AAA	6,510		Ser. CY, 4.00%, 2/01/09, FSA	No Opt. Call	6,668,518
AAA	8,045		Ser. CZ, 3.25%, 7/01/09, FSA	No Opt. Call	8,053,206
AAA	1,880		Honolulu City & Cnty., Ser. A, 5.00%, 3/01/09, MBIA	No Opt. Call	1,987,066

					16,708,790

			Illinois—14.4%
AAA	2,930		Chicago, Ser. A, 5.00%, 1/01/09, AMBAC	No Opt. Call	3,085,349
			Chicago Park Dist., Pkg. Rev., GO,
AAA	3,290		Ser. A, 3.00%, 1/01/08, FGIC	No Opt. Call	3,276,511
AAA	1,750		Ser. A, 3.50%, 1/01/09, FGIC	No Opt. Call	1,762,757
AAA	1,000		Ser. C, 3.00%, 1/01/09, AMBAC	No Opt. Call	990,210
AAA	3,105	[3]	Chicago Pub. Bldg., Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	2,989,618

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(continued)
			Cook Cnty. High Sch.,
AAA	$ 2,000		Arlington Heights Proj., 4.50%, 12/01/08, FSA	No Opt. Call	$ 2,074,940
AAA	1,175	[3]	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	ETM	1,019,724
AAA	4,805		J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,153,010
AAA	13,000		Dev. Fin. Auth., Gas Sply., 3.05%, 2/01/33, AMBAC	No Opt. Call	12,909,130
AAA	8,985		Du Page Cnty. Forest Presvtn. Dist., Zero Coupon, 11/01/08	No Opt. Call	8,098,450
			Illinois, GO, Ser. 1, MBIA,
AAA	6,750		3.50%, 7/01/08	No Opt. Call	6,814,867
AAA	5,000		Ser. 1, 3.75%, 7/01/09	No Opt. Call	5,088,950
AAA	1,455		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,476,694
			Met. Pier & Expo. Auth. Ded. St. Tax Rev., McCormick Place Expansion Proj., FGIC,
AAA	8,385	[3]	Zero Coupon, 6/15/08	ETM	7,687,368
AAA	215		Zero Coupon, 6/15/08	No Opt. Call	196,695
AAA	1,570	[3]	Ser. A, Zero Coupon, 6/15/08	ETM	1,439,376

					63,063,649

			Kansas—0.2%
AAA	1,000		Dev. Fin. Auth. Pub. Wtr. Sply., 4.00%, 4/01/09, AMBAC	No Opt. Call	1,024,880

			Kentucky—0.8%
AAA	3,890		Owensboro Elec. Lt. & Pwr., Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,472,097

			Louisiana—1.3%
AAA	5,770		Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%, 5/15/09, MBIA	No Opt. Call	5,781,540

			Michigan—4.8%
AAA	6,315		Detroit City Sch. Dist., GO, Sch. Bldg. & Site Impvt. Proj., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,481,969
AAA	1,665	[3]	Detroit, GO, 3.50%, 4/01/09, MBIA	ETM	1,683,015
AAA	3,000		Michigan Trunk Line, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,088,500
AAA	2,535		Washtenaw Cmnty. Coll., 4.00%, 4/01/09, MBIA	No Opt. Call	2,600,606
AAA	2,695		West Ottawa Pub. Sch. Dist., GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,721,142
AAA	2,000		Western Twnshps. Util. Auth. Swr. Disp. Sys., 5.00%, 1/01/09, FGIC	No Opt. Call	2,112,360
AAA	2,160		Wyandotte Elec., 6.25%, 10/01/08, MBIA	No Opt. Call	2,249,078

					20,936,670

			Mississippi—0.5%
AAA	2,175		De Soto Cnty. Sch. Dist., GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,174,260

			Nevada—3.1%
AAA	6,270		Clark Cnty. Sch. Dist., Ser. A, 4.00%, 6/01/09, FGIC	No Opt. Call	6,428,443
			Dept. of Bus. & Ind. Las Vegas Monorail Proj., AMBAC,
AAA	2,085		Zero Coupon, 1/01/09	No Opt. Call	1,849,207
AAA	3,585		Zero Coupon, 1/01/10	No Opt. Call	3,051,194
AAA	2,245		Las Vegas Clark Cnty. Library Dist., 4.75%, 2/01/09, FGIC	No Opt. Call	2,349,415

					13,678,259

			New Jersey—1.2%
AAA	1,220		Econ. Dev. Auth., Econ. Recovery Fund, Ser. A, 4.50%, 3/15/09, MBIA	No Opt. Call	1,270,911
			Monmouth Cnty. Impvt. Auth. Gov't. Loan,
AAA	1,220		3.10%, 4/15/09, AMBAC	No Opt. Call	1,215,547
AAA	1,000		5.00%, 12/01/08, FSA	No Opt. Call	1,056,350
AAA	1,750		Transp. Trust Fund Auth. Transp. Sys., Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,857,485

					5,400,293

			New Mexico—1.1%
AAA	2,030		Farmington Util. Sys., Ser. A, 3.50%, 5/15/09, FSA	No Opt. Call	2,046,423
AAA	2,600		Fin. Auth. Pub. Impvt. Proj., Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,641,990

					4,688,413

			New York—13.2%
			Env. Fac. Corp., PCR, Ser. D,
AAA	1,030		6.50%, 5/15/07	01/05 @ 102	1,044,904
AAA	80		6.50%, 11/15/07	01/05 @ 102	81,158
AAA	2,000		Erie Cnty. Pub. Impvt., Ser. A, 4.50%, 3/15/09, FGIC	No Opt. Call	2,083,460
			New York, MBIA,
AAA	1,450	[3]	Ser. E, 6.125%, 8/01/06	ETM	1,488,367
AAA	3,550		Ser. E, 6.125%, 8/01/06	No Opt. Call	3,644,536
AAA	15,915		GO, Ser. F, 5.25%, 9/15/09	09/08 @ 101	16,964,912

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—(continued)
AAA	$ 4,250		New York City Hlth. & Hosp. Corp. Hlth. Sys. Svcs., Ser. A, 3.50%, 2/15/09, AMBAC	No Opt. Call	$ 4,279,410
			New York City, GO, MBIA,
AAA	15,500		Ser. E, 6.20%, 8/01/07	No Opt. Call	16,355,445
AAA	5,000	[4]	Ser. G, 5.75%, 2/01/06	N/A	5,121,650
AAA	4,000		Port Auth. of NY & NJ, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	3,977,240
AAA	2,715		Thruway Auth. Svc. Contract Rev., Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	01/05 @ 102	2,761,264

					57,802,346

			North Carolina—8.1%
			Eastn. Mun. Pwr. Agcy. Sys. Rev., Ser. B,
AAA	13,500		6.125%, 1/01/09, FGIC	No Opt. Call	14,700,555
AAA	5,000		7.00%, 1/01/08, CAPMAC	No Opt. Call	5,411,550
AAA	14,675		Ser. B, 7.25%, 1/01/07, CAPMAC	No Opt. Call	15,436,192

					35,548,297

			Ohio—0.5%
AAA	2,000		Bldg. Auth., Worker's Comp. Facs., Ser. A, 5.00%, 4/01/09, FGIC	No Opt. Call	2,117,260

			Oregon—2.0%
			Dept. of Admin. Svcs., FSA,
AAA	2,905		COP, 5.00%, 11/01/08	No Opt. Call	3,064,630
AAA	2,255		Lottery Rev., Ser. C, 3.125%, 4/01/09	No Opt. Call	2,248,708
AAA	1,285		Lane Cnty. Sch. Dist. No. 4, 3.00%, 1/01/09, FSA	No Opt. Call	1,278,678
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.75%, 6/15/08, MBIA	No Opt. Call	2,032,780

					8,624,796

			Pennsylvania—11.5%
AAA	1,460		Bensalem Twnshp. Sch. Dist., GO, 3.25%, 8/15/09, FGIC	No Opt. Call	1,462,073
AAA	1,500		Bristol Twnshp. Sch. Dist., 4.25%, 2/15/09, FGIC	No Opt. Call	1,549,275
			Dauphin Cnty. Gen. Auth., HAPSCO-Western PA Hosp. Proj., MBIA,
AAA	5,275		Ser. A, 6.25%, 7/01/08	01/05 @ 100	5,306,334
AAA	2,725	[3]	Ser. B, 6.25%, 7/01/08	ETM	2,853,865
			Dept. of Gen. Svcs., COP, FSA
AAA	2,075		4.50%, 5/01/08	No Opt. Call	2,145,737
AAA	2,120		4.50%, 11/01/08	No Opt. Call	2,205,669
AAA	2,165		4.50%, 5/01/09	No Opt. Call	2,258,506
AAA	2,220		4.50%, 11/01/09	No Opt. Call	2,328,447
AAA	3,500		Indiana Cnty. Indl. Dev. Auth., PCR, Elec. & Gas Corp. Proj., Ser. A, 6.00%, 6/01/06, MBIA	No Opt. Call	3,569,790
AAA	16,250		Lehigh Cnty. Indl. Dev. Auth., PCR, 3.125%, 11/01/08, AMBAC	No Opt. Call	16,256,825
AAA	3,175		Philadelphia, GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,262,725
AAA	3,125		Pittsburgh Pub. Pkg. Auth. Pkg. Rev., 3.25%, 12/01/08, AMBAC	No Opt. Call	3,133,313
AAA	3,955		West Chester Area Sch. Dist., GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	3,991,505

					50,324,064

			South Carolina—0.9%
AAA	2,020		Chester Cnty. Sch. Dist., 3.25%, 2/01/09, FSA	No Opt. Call	2,025,636
AAA	1,705		Lexington Cnty. Sch. Dist. 1, COP, 3.50%, 3/01/09, AMBAC	No Opt. Call	1,723,550

					3,749,186

			Tennesee—0.3%
AAA	1,000		Clarksville Wtr. Swr. & Gas Rev., 4.30%, 2/01/09, FSA	No Opt. Call	1,034,050

			Texas—24.4%
AAA	5,380		Austin Pub. Impvt., GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,424,331
			Austin Util. Sys.,
AAA	5,000		6.625%, 11/15/08, AMBAC	No Opt. Call	5,493,750
AAA	11,515		Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,343,003
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,321,300
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,321,300
			Coppell Indpt. Sch. Dist., MBIA,
AAA	1,430	[3]	6.10%, 8/15/09	ETM	1,571,255
AAA	620		6.10%, 8/15/09	02/05 @ 100	626,969
AAA	2,500		Dallas Wtr. Wks. & Swr. Sys., 3.50%, 4/01/09, FSA	No Opt. Call	2,519,625
AAA	4,390		Houston Indpt. Sch. Dist., Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,830,846
AAA	2,000		Houston Pub. Impvt., Ser. A-1, 5.00%, 3/01/09, MBIA	No Opt. Call	2,109,940

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Texas—(continued)
			Lower Colorado River Auth.,
AAA	$ 2,010		3.50%, 5/15/09, MBIA	No Opt. Call	$ 2,026,261
AAA	2,690		5.25%, 5/15/09, FSA	No Opt. Call	2,870,876
AAA	1,650		Lubbock Cnty., 3.50%, 2/15/09, FGIC	No Opt. Call	1,661,418
			Mun. Pwr. Agcy., AMBAC,	ETM	978,873
AAA	1,075	[3]	Zero Coupon, 9/01/08	ETM	978,873
AAA	13,925		Zero Coupon, 9/01/08	No Opt. Call	12,600,454
AAA	1,155	[3]	Zero Coupon, 9/01/09	ETM	1,012,508
AAA	15,020		Zero Coupon, 9/01/09	No Opt. Call	13,086,325
AAA	1,500		North Texas Tollway Auth., Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,581,900
			Pub. Fin. Auth.,
AAA	2,270		3.50%, 2/01/09, FGIC	No Opt. Call	2,286,957
AAA	5,900		Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,441,148
AAA	6,000	[3]	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,132,820
			St. Pub. Fin. Auth. Bldg. Rev., Gen Svcs. Comm. Projs., AMBAC,
AAA	2,250	[4]	5.50%, 2/01/08	N/A	2,395,125
AAA	750		5.50%, 2/01/09	02/08 @ 101	795,067
AAA	9,050		Tarrant Regl. Wtr. Dist. Impvt., 3.50%, 3/01/09, FSA	No Opt. Call	9,119,323
AAA	1,825		Williamson Cnty., GO, Ser. B, 5.00%, 2/15/09, FSA	No Opt. Call	1,927,036
AAA	2,275		Ysleta Indpt. Sch. Dist., GO, Zero Coupon, 8/15/08	No Opt. Call	2,059,421

					106,537,831

			Utah—3.3%
			Intermountain Pwr. Agcy. Sply., Ser. B, MBIA,
AAA	2,215	[3]	6.00%, 7/01/07	ETM	2,329,737
AAA	1,285		6.00%, 7/01/07	No Opt. Call	1,349,995
AAA	10,300	[4]	Utah, GO, Ser. F, 5.00%, 7/01/07	N/A	10,660,191

					14,339,923

			Washington—10.7%
AAA	1,250		Clark Cnty. Pub. Util. Dist. No. 1 Rev., 5.00%, 1/01/09, MBIA	No Opt. Call	1,318,250
			Hlth. Care Fac. Auth. Catholic Hlth. Initiatives Proj., Ser. A, MBIA,
AAA	1,010		5.30%, 12/01/08	No Opt. Call	1,069,711
AAA	1,000		5.40%, 12/01/10	06/10 @ 101	1,084,930
AAA	3,060		King Cnty. Pub. Transp. Sales Tax, GO, 3.50%, 12/01/08, FSA	No Opt. Call	3,086,347
AAA	12,850		King Cnty., GO, Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	13,733,052
AAA	2,045		Motor Vehicle Fuel Tax, GO, 4.00%, 7/01/09, MBIA	No Opt. Call	2,097,782
			Pub. Pwr. Sply.,
AAA	11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,492,690
AAA	5,550		Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA	No Opt. Call	5,244,750
AAA	2,000		Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA	No Opt. Call	1,819,180
AAA	5,710		Seattle Impvt. Ltd. Tax, 4.00%, 7/01/08, FSA	No Opt. Call	5,834,706

					46,781,398

			West Virginia—1.5%
AAA	1,550		Econ. Dev. Auth. Correctional Juvenile & Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,592,656
			Higher Ed. Policy Comm. Rev. St. Coll. Fac. Proj., Ser. A, MBIA,
AAA	2,455		5.00%, 4/01/09	No Opt. Call	2,594,788
AAA	2,135		5.00%, 4/01/09	No Opt. Call	2,256,567

					6,444,011

			Wisconsin—3.2%
			Wisconsin, GO,
AAA	7,705		Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	7,903,481
AAA	6,080		Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,236,621

					14,140,102

			Wyoming—0.6%
AAA	1,270		Albany Cnty. Impvts. Statutory Trust, COP, 3.75%, 1/15/09, MBIA	No Opt. Call	1,291,133
AAA	1,395		Albany Cnty. Impvts. Statutory Trust, COP, 3.75%, 7/15/09, MBIA	No Opt. Call	1,419,064

					2,710,197

			Total Long-Term Investments (cost $571,040,268)		591,166,502

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			SHORT-TERM INVESTMENTS—25.7%
			Florida—2.1%
A-1+	9,155	[5]	Pinellas Cnty. Hlth. Fac. Auth., 2.83%, 10/03/05, AMBAC, FRDD	N/A	$ 9,155,000

			Illinois—1.5%
A-1+	6,600	[5]	Joliet Regl. Port Dist. Marine Term. Rev., Exxon Corp. Proj., 2.65%, 10/03/05, FRDD	N/A	6,600,000

			Kansas—0.8%
A-1+	3,455	[5]	Dept. Transp. Hwy., Ser. B-1, 2.31%, 10/03/05, FRDD	N/A	3,455,000

			Louisiana—0.4%
A-1+	1,600	[5]	East Baton Rouge Parish Poll. Ctrl. Rev., Exxon Proj., 2.79%, 10/03/05, FRDD	N/A	1,600,000

			Maryland—0.4%
VMIG1	2,000	[5]	Cmnty. Dev. Admin. Multi-Fam. Hsg., Avalon Lea Apts. Proj., 2.75%, 10/05/05, FRWD	N/A	2,000,000

			Massachusetts—4.1%
			St. Hlth. & Edl Fac. Auth. Rev., Harvard Univ. Proj., FRWD,
A-1+	12,000	[5]	Ser. BB, 2.61%, 10/06/05	N/A	12,000,000
A-1+	$5,750	[5]	Ser. R, 2.61%, 10/06/05	N/A	5,750,000

					17,750,000

			Michigan—0.3%
			Detroit Swr. Disp. Rev.,
A-1+	995	[5]	Ser. A, 2.78%, 10/05/05, MBIA, FRWD	N/A	997,296
A-1+	490	[5]	Rev., Ser. C-1, 2.78%, 10/06/05, FSA, FRWD	N/A	490,000

					1,487,296

			New Jersey—0.2%
A-1+	1,055	[5]	Edl. Fac. Auth., Princeton Univ. Proj., Ser. B, 2.68%, 10/03/05, FRDD	N/A	1,055,000

			New York—3.1%
A-1+	1,700	[5]	Jay Str. Dev. Corp. Cts. Fac. Lease Rev., Ser. A-2, 2.31%, 10/03/05, FRDD	N/A	1,700,000
A-1+	5,000	[5]	New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev., Ser. C, 2.33%, 10/03/05, FRDD	N/A	5,000,000
A-1+	7,000	[5]	New York City, GO, Ser. H-7, 2.79%, 10/03/05, FRDD	N/A	7,000,000

					13,700,000

			North Carolina—4.1%
A-1+	7,540	[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. Rev., 2.75%, 10/06/05, XLCA, FRWD	N/A	7,540,000
A-1+	10,550	[5]	Mecklenburg Cnty., Ser. C, 2.73%, 10/06/05, FRWD	N/A	10,550,000

					18,090,000

			Ohio—4.1%
VMIG1	7,000	[5]	Hamilton Cnty. Hosp. Facs., Ser. A, 2.75%, 10/05/05, FRWD	N/A	7,000,000
A-1+	500	[5]	Kent St. Univ. Rev., 2.79%, 10/05/05, MBIA, FRWD	N/A	500,000
VMIG1	10,605	[5]	Univ. of Akron, 2.75%, 10/06/05, FGIC, FRWD	N/A	10,605,000

					18,105,000

			Pennsylvania—1.9%
VMIG1	4,200	[5]	Higher Ed. Facs. Auth. St. Sys. Higher Ed. Proj., Ser. A, 2.76%, 10/06/05, MBIA, FRWD	N/A	4,200,000
VMIG1	3,995	[5]	Higher Ed. Facs. Auth. St. Sys. Higher Ed. Proj., Ser. A, 2.76%, 10/06/05, MBIA, FRWD	N/A	3,995,000

					8,195,000

			Puerto Rico—0.6%
A-1	2,500	[5]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.72%, 10/05/05, AMBAC, FRWD	N/A	2,500,000

			Tennesee—0.1%
VMIG1	275	[5]	Clarksville Pub. Bldg. Auth., 2.82%, 10/03/05, FRDD	N/A	275,000

			Washington—0.6%
A-1+	2,500	[5]	Snohomish Cnty. Pub Util. Dist. No.001 Generation Sys. Rev.,
			Ser. A-1, 2.74%, 10/05/05, FSA, FRWD	N/A	2,500,000

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.4%
6,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 6,000,000

	Total Short-Term Investments (cost $112,467,296)	112,467,296

	Total Investments—160.9% (cost $683,507,5646)	$ 703,633,798
	Other assets in excess of liabilities—1.1%	4,936,948
	Preferred shares at redemption value, including dividends payable—(62.0)%	$(271,121,339)

	Net Assets Applicable to Common Shareholders—100%	$ 437,449,407

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[6]	Cost for Federal tax purposes is $682,850,577. The net unrealized appreciation on a tax basis is $20,783,221, consisting of $21,656,760 gross unrealized appreciation and $873,539 unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.6% of the Trust's managed assets. The Trust has the following insurance concentrations:

AMBAC	– 21.7%
CAPMAC	– 3.0%
FGIC	– 13.5%
FSA	– 17.1%
MBIA	– 29.2%
XLCA	– 1.1%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Co.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Insured Municipal 2008 Term Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005